Exploration and evaluation - Schedule of exploration and evaluation assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Acquisition of Tintic Consolidated Metals LLC
Net book value - Beginning of year	$ 55,126	$ 3,635
Additions	16,128	10,786
Depreciation capitalized	421	80
Other adjustments		(460)
Currency translation adjustments	(1,540)	2,577
Net book value - End of year	70,135	55,126
Cost	170,342	155,333
Accumulated impairment	(100,207)	(100,207)
Exploration and evaluation	$ 70,135	55,126
Tintic Consolidated Metals LLC
Acquisition of Tintic Consolidated Metals LLC
Acquisition of Tintic		$ 38,508